Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document - Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q3
Trading Symbol	ASND
Entity Registrant Name	Ascendis Pharma A/S
Entity Central Index Key	0001612042
Current Fiscal Year End Date	--12-31